Inventory, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of major classes of inventory consisted
(in thousands)	March 31, 2023 (Unaudited)	December 31, 2022 (Audited)
Raw materials	$1,051	$1,869
Work in process	31	31
Finished goods	35,760	23,293
Inventory reserve	(199)	(278)
Inventory, net	$36,643	$24,915

	December 31,
(in thousands)	2022	2021
Raw materials	$1,869	$6,788
Work-in-process	31	31
Finished goods	23,293	3,687
Less: Inventory reserve	(278)	(437)
Inventory, net	$24,915	$10,069